ACCOUNTS RECEIVABLE AND OTHER (Details) $ in Millions	Dec. 31, 2024 USD ($) property	Dec. 31, 2023 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 265	$ 299
Accounts receivable - net of expected credit loss of $50 million (December 31, 2023 - $63 million)	8,549	10,905
Accounts receivable	730	1,355
Restricted cash and deposits	350	326
Prepaid expenses	214	270
Inventory	234	131
Other current assets	288	1,102
Total accounts receivable and other	$ 2,081	3,483
Number of properties securing acquired loan portfolio | property	75
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 8,549	$ 10,905